Financial risk management objectives and policies - Interest rate risk and Foreign currency risk (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption		50.00%
Percentage of reasonably possible decrease in risk assumption		50.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component		¥ 16,242
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component		¥ 16,242
Interest rate risk | Predecessor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%	50.00%	50.00%
Percentage of reasonably possible decrease in risk assumption	50.00%	50.00%	50.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component	¥ 2,045	¥ 509	¥ 1,972
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component	¥ 2,045	¥ 509	¥ 1,972
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption		1.00%
Percentage of reasonably possible decrease in risk assumption		1.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component		¥ 10,620
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component		¥ 10,620
Foreign currency risk | Predecessor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption			1.00%
Percentage of reasonably possible decrease in risk assumption			1.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component			¥ 13,748
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component			¥ 13,748